Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue		$ 354,656	$ 374,237	$ 415,148	$ 358,718	$ 343,488	$ 355,930	$ 389,164	$ 342,207	$ 1,502,759	$ 1,430,789
Total operating expenses	$ 334,936	365,330	347,161	366,699	334,966	349,175	326,601	346,129	318,945	1,414,156	1,340,850	$ 1,304,265
Gain (loss) on sale of assets and hotel properties	3,623	23,203	2,362	328	233	81	(9)	412	(9)	26,126	475	14,030
Operating income (loss)	$ (49,436)	12,529	29,438	48,777	23,985	(5,606)	29,320	43,447	23,253	114,729	90,414	$ 149,035
Net income (loss)		(35,619)	(39,086)	(21,352)	(46,622)	(66,048)	(34,261)	(23,351)	(32,649)	(142,679)	(156,309)
Net income (loss) attributable to the Company		(28,159)	(31,177)	(16,282)	(38,017)	(54,800)	(27,589)	(18,306)	(26,271)	(113,635)	(126,966)
Net income (loss) attributable to common stockholders		$ (38,803)	$ (41,822)	$ (26,926)	$ (48,661)	$ (65,444)	$ (38,234)	$ (28,950)	$ (36,915)	$ (156,212)	$ (169,543)
Diluted income (loss) attributable to common stockholders per share (in dollars per share)		$ (0.39)	$ (0.42)	$ (0.27)	$ (0.49)	$ (0.66)	$ (0.40)	$ (0.30)	$ (0.39)	$ (1.58)	$ (1.75)
Weighted average diluted common shares (in shares)	100,470	99,968	99,971	99,942	99,407	99,324	97,467	96,889	95,367	99,837	97,282	95,207